Investment Objectives and Goals - Calvert Responsible Index Series, Inc.	Sep. 30, 2025
Calvert International Responsible Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to track the performance of the Calvert International Responsible Index (the “Index”), which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.

Calvert US Large-Cap Core Responsible Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Calvert US Large-Cap Growth Responsible Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Calvert US Large-Cap Value Responsible Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Calvert US Mid-Cap Core Responsible Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index (the “Index”), which measures the investment return of mid-capitalization stocks.